SEGMENT INFORMATION (Details)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
SEGMENT INFORMATION
Number of operating segment | segment							1
Number of reportable segment | segment							1
Total other income	$ 226,145		$ 1,126,450		$ 447,909	$ 2,246,144	$ 2,878,808	$ 5,248,666
Net (loss) income	(1,650,889)	$ (94,195)	362,583	$ 542,329	$ (1,745,084)	904,912	293,600	3,150,471
Single Reportable Segment
SEGMENT INFORMATION
Number of operating segment | segment					1
Number of reportable segment | segment					1
Loss from operations	(1,877,034)		(763,867)		$ (2,192,993)	(1,341,232)	2,585,208	2,098,195
Total other income	226,145		1,126,450		447,909	2,246,144	2,878,808	5,248,666
Net (loss) income	$ (1,650,889)		$ 362,583		$ (1,745,084)	$ 904,912	$ 293,600	$ 3,150,471